NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE

Received SEC

DEC 12 2008

Washington, DC 20549

08067588

001 - 09390
CERTNAS

Gary N. Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

December 12, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 11, 2008 The Nasdaq Stock Market (the "Exchange") received from Jack in the Box Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick

PROCESSED
DEC 15 2008
THOMSON REUTERS

END